Inventories (Tables)	6 Months Ended
Jun. 30, 2019
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Disclosure of Inventories

	At June 30,	At December 31,
(in millions of Euros)	2019	2018
Finished goods	186	165
Work in progress	346	347
Raw materials	137	112
Stores and supplies	75	67
Inventories write-down	(31)	(31)

Total Inventories	713	660